Subordinated Debentures - Additional Information (Detail) (Subordinated Debentures, USD $) In Millions, unless otherwise specified	1 Months Ended
Dec. 31, 2005
Subordinated Debentures
Subordinated Borrowing [Line Items]
Proceeds from issuance of subordinated long-term debt	$ 4.0
Debt instrument maturity date year	2035
Debt instrument, interest rate, stated percentage	6.25%
Mandatorily redeemable debt securities	$ 4.0
Subordinated debenture variable interest rate	1.35%
Libor rate	0.30%